RELATED PARTY TRANSACTIONS - Additional Information (Details) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 2,800,165	$ 1,208,703	$ 3,414,089	$ 1,544,113
Lease liabilities	4,613,973		4,613,973		$ 0		$ 4,729,324
Land
Disclosure of transactions between related parties [line items]
Lease liabilities	$ 3,570,989		$ 3,570,989
Emerald Health Naturals ("EHN")
Disclosure of transactions between related parties [line items]
Number Of Share Issued To Purchase Of Warrants			3,030,303
Avricore Health Inc. (""Avricore"", formerly VANC Pharmaceuticals Inc.)
Disclosure of transactions between related parties [line items]
Key management personnel compensation			$ 27,500		16,614
Avricore Health Inc. (""Avricore"", formerly VANC Pharmaceuticals Inc.) | Subscription Agreement [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued	1,666,667		1,666,667
Number Of Share Issued To Purchase Of Warrants			1,666,667
Dr. Avtar Dhillon, the Executive Chairman
Disclosure of transactions between related parties [line items]
Rent charge	$ 84,904	83,235	$ 169,808	166,649		$ 86,471
Services received, related party transactions	20,605	14,979	179,146	40,699
Settlement of liabilities by entity on behalf of related party, related party transactions	0	$ 0	237	$ 0
Amounts payable, related party transactions	$ 4,671		$ 4,671		$ 502
Key management personnel compensation						$ 44,775